ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Change in fair value on equity investments designated as FVTOCI	$ (37,508)	$ (37,886)
Share of other comprehensive loss in associate	281	(198)
Currency translation adjustment	11,352	(12,335)
Balance, end of the year	$ (25,875)	$ (50,419)